UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-09625
                                                    ---------------------

                     THE KELMOORE STRATEGY(R) VARIABLE TRUST
                ------------------------------------------------
               (Exact name of registrant as specified in charter)

                        2471 E. BAYSHORE ROAD, SUITE 501
                               PALO ALTO, CA 94303
                ------------------------------------------------
                (Address of principal executive offices) (Zip code)

                      SHAWN K. YOUNG, PRESIDENT & TREASURER
                     THE KELMOORE STRATEGY(R) VARIABLE TRUST
                        2471 E. BAYSHORE ROAD, SUITE 501
                               PALO ALTO, CA 94303
                ------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 800-486-3717
                                                            ------------
                   Date of fiscal year end: DECEMBER 31, 2003
                                            -----------------

                     Date of reporting period: JUNE 30, 2003
                                              --------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

                                                              SEMI-ANNUAL REPORT
                                                              ------------------




                                              KELMOORE STRATEGY(R) VARIABLE FUND


                                        KELMOORE STRATEGY(R) VARIABLE EAGLE FUND

                                                   -----------------------------




                                                                   JUNE 30, 2003

PORTFOLIO OF INVESTMENTS

                                    KELMOORE STRATEGY(R) VARIABLE FUND
                                       JUNE 30, 2003 (UNAUDITED)

                                                                                    Value
       Shares                                                                     (Note 1)
--------------------                                                            -------------
COMMON STOCKS - 58.6%++
                             CONSUMER GOODS - 16.8%
               6,700         Altria Group, Inc. ................................ $    304,448
              12,000         AOL Time Warner Inc.+ .............................      193,080
               4,600         Amgen Inc.+ .......................................      308,108
               7,100         Guidant Corp. .....................................      315,169
                  20         The J.M. Smucker Co. ..............................          798
               3,700         Johnson & Johnson .................................      191,290
               2,200         Wal-Mart Stores, Inc. .............................      118,074
                                                                                 ------------
                                                                                    1,430,967
                                                                                 ------------

                             FINANCIAL SERVICES - 12.3%
               7,000         American Express Co. ..............................      292,670
               5,200         American International Group, Inc. ................      286,936
               8,800         J.P. Morgan Chase & Co. ...........................      300,784
               4,000         Morgan Stanley ....................................      171,000
                  14         Travelers Property Casualty Corp. Class A .........          222
                  40         Travelers Property Casualty Corp. Class B .........          631
                                                                                 ------------
                                                                                    1,052,243
                                                                                 ------------

                             MANUFACTURING - 8.5%
               8,500         General Motors Corp. ..............................      306,000
              11,000         Tyco International Ltd. ...........................      208,780
               1,600         3M Co. ............................................      206,368
                                                                                 ------------
                                                                                      721,148
                                                                                 ------------

                             RESOURCES - 12.8%
              11,500         Alcoa Inc. ........................................      293,250
               6,000         ConocoPhillips ....................................      328,800
               6,300         du Pont (E.I.) de Nemours & Co. ...................      262,332
               9,000         Halliburton Co. ...................................      207,000
                                                                                 ------------
                                                                                    1,091,382
                                                                                 ------------

                             TECHNOLOGY - 8.2%
                 247         Agere Systems Inc. Class A+ .......................          576
               6,084         Agere Systems Inc. Class B+ .......................       13,993
               9,500         Cisco Systems, Inc.+ ..............................      157,605
               3,500         International Business Machines Corp. .............      288,750
              13,400         Texas Instruments Inc. ............................      235,840
                                                                                 ------------
                                                                                      696,764
                                                                                 ------------

                             Total Common Stocks
                               (Cost $4,862,220) ...............................    4,992,504
                                                                                 ------------

                       See Notes to Financial Statements

                                    KELMOORE STRATEGY(R) VARIABLE FUND
                                       JUNE 30, 2003 (UNAUDITED)

  Number of Contract                                              Expiration  Strike    Value
Shares Subject to Call                                               Date     Price    (Note 1)
-----------------------------                                     ----------  ------  -----------
CALL OPTIONS WRITTEN - (2.8)%
                             CONSUMER GOODS - (1.0)%
               6,700         Altria Group, Inc. .................  8/16/2003  $ 45.0  $  (13,735)
              12,000         AOL Time Warner Inc. ...............  7/19/2003    12.5     (40,800)
               4,600         Amgen Inc. .........................  8/16/2003    65.0     (14,720)
               7,100         Guidant Corp. ......................  8/16/2003    45.0     (14,910)
               3,700         Johnson & Johnson ..................  8/16/2003    55.0      (2,405)
               2,200         Wal-Mart Stores, Inc. ..............  7/19/2003    55.0      (1,210)
                                                                                      ----------
                                                                                         (87,780)
                                                                                      ----------

                             FINANCIAL SERVICES - (0.2)%
               7,000         American Express Co. ...............  7/19/2003    42.5      (4,900)
               5,200         American International Group, Inc. .  8/16/2003    60.0      (3,640)
               8,800         J.P. Morgan Chase & Co. ............  8/16/2003    35.0      (9,240)
               4,000         Morgan Stanley .....................  7/19/2003    45.0      (1,800)
                                                                                      ----------
                                                                                         (19,580)
                                                                                      ----------

                             MANUFACTURING - (0.6)%
               8,500         General Motors Corp. ...............  7/19/2003    37.5      (4,675)
              11,000         Tyco International Ltd. ............  7/19/2003    15.0     (44,000)
               1,600         3M Co. .............................  8/16/2003   135.0      (1,920)
                                                                                      ----------
                                                                                         (50,595)
                                                                                      ----------

                             RESOURCES - (0.6)%
              11,500         Alcoa Inc. .........................  7/19/2003    22.5     (33,925)
               6,000         ConocoPhillips .....................  8/16/2003    55.0      (7,200)
               6,300         du Pont (E.I) de Nemours & Co. .....  8/16/2003    42.5      (6,142)
               9,000         Halliburton Co. ....................  7/19/2003    25.0      (2,700)
                                                                                      ----------
                                                                                         (49,967)
                                                                                      ----------

                             TECHNOLOGY - (0.4)%
               9,500         Cisco Systems, Inc. ................  7/19/2003    15.0     (21,375)
               3,500         International Business Machines Corp. 8/16/2003    85.0      (7,000)
              13,400         Texas Instruments Inc. .............  7/19/2003    20.0        (670)
                                                                                      ----------
                                                                                         (29,045)
                                                                                      ----------

                             Total Call Options Written
                               (Premiums received $137,182) ........................    (236,967)
                                                                                      ----------

                       See Notes to Financial Statemnets.
                                                                               2

                                    KELMOORE STRATEGY(R) VARIABLE FUND
                                       JUNE 30, 2003 (UNAUDITED)

  Number of Contract                                              Expiration  Strike    Value
Shares Subject to Put                                                Date     Price    (Note 1)
-----------------------------                                     ----------  ------  -----------
PUT OPTIONS WRITTEN - (1.5)%
                             CONSUMER GOODS - (0.1)%
               2,600         The Procter & Gamble Co. ...........  8/16/2003   $90.0  $   (7,150)
                                                                                      ----------

                             FINANCIAL SERVICES - (0.2)%
               2,600         Bank of America Corp. ..............  8/16/2003    75.0      (1,950)
               6,300         Citigroup Inc. .....................  7/19/2003    42.5      (5,355)
               5,500         Merrill Lynch & Co., Inc. ..........  8/16/2003    45.0      (7,150)
                                                                                      ----------
                                                                                         (14,455)
                                                                                      ----------

                             MANUFACTURING - (0.3)%
              10,000         The Boeing Co. .....................  8/16/2003    30.0      (2,500)
               8,300         Eastman Kodak Co. ..................  7/19/2003    30.0     (21,165)
               6,400         Pfizer Inc. ........................  7/19/2003    32.5      (1,280)
                                                                                      ----------
                                                                                         (24,945)
                                                                                      ----------

                             RESOURCES - (0.3)%
               2,000         Alcoa Inc. .........................  7/19/2003    25.0      (1,200)
               5,600         Exxon Mobil Corp. ..................  7/19/2003    37.5      (7,560)
               7,300         Schlumberger Ltd. ..................  7/19/2003    50.0     (20,805)
                                                                                      ----------
                                                                                         (29,565)
                                                                                      ----------

                             TECHNOLOGY - (0.6)%
               6,000         Agilent Technologies, Inc. .........  8/16/2003    15.0        (750)
              17,000         Applied Materials, Inc. ............  7/19/2003    15.0      (4,250)
              12,500         Hewlett-Packard Co. ................  8/16/2003    20.0      (6,875)
               9,000         Intel Corp. ........................  7/19/2003    22.5     (15,750)
               1,300         International Business Machines Corp. 8/16/2003    80.0      (2,405)
               8,000         Microsoft Corp. ....................  7/19/2003    25.0      (2,800)
              20,000         Oracle Corp. .......................  9/20/2003    12.5     (21,000)
                                                                                      ----------
                                                                                         (53,830)
                                                                                      ----------

                             Total Put Options Written
                               (Premiums received $152,636) ........................    (129,945)
                                                                                      ----------

                             Total Written Options
                               (Premiums received $289,818) ........................    (366,912)
                                                                                      ----------

CASH AND OTHER ASSETS, LESS LIABILITIES - 45.7% ....................................   3,896,864
                                                                                      ----------
NET ASSETS - 100.0% ................................................................  $8,522,456
                                                                                      ==========

---------------------
+    Non-income producing security.
++ All of the common stocks are pledged as collateral for written call options.

                       See Notes to Financial Statemnets.

PORTFOLIO OF INVESTMENTS

                                 KELMOORE STRATEGY(R) VARIABLE EAGLE FUND
                                       JUNE 30, 2003 (UNAUDITED)

                                                                                       Value
       Shares                                                                        (Note 1)
--------------------                                                               -------------
COMMON STOCKS - 59.1%++

                             CONSUMER GOODS- 13.5%
               4,000         AOL Time Warner Inc.+ ................................ $     64,360
               1,600         Amgen Inc.+ ..........................................      107,168
               1,600         Guidant Corp. ........................................       71,024
               1,000         Johnson & Johnson ....................................       51,700
               1,000         Merck & Co. Inc. .....................................       60,550
                                                                                    ------------
                                                                                         354,802
                                                                                    ------------

                             FINANCIAL SERVICES - 15.8%
               1,000         American Express Co. .................................       41,810
               1,000         American International Group, Inc. ...................       55,180
               1,000         Bank of America Corp. ................................       79,030
               2,000         Merrill Lynch & Co., Inc. ............................       93,360
               2,000         Morgan Stanley .......................................       85,500
               2,000         NASDAQ-100 Shares+ ...................................       59,760
                                                                                    ------------
                                                                                         414,640
                                                                                    ------------

                             TECHNOLOGY - 29.8%
               2,400         Agilent Technologies, Inc.+ ..........................       46,920
               3,000         Analog Devices, Inc.+ ................................      104,460
               2,000         Applied Materials, Inc.+ .............................       31,720
               3,000         Cisco Systems, Inc.+ .................................       49,770
               2,000         EMC Corp.+ ...........................................       20,940
               4,000         Intel Corp. ..........................................       83,136
               1,000         International Business Machines Corp. ................       82,500
               2,500         Linear Technology Corp. ..............................       80,525
               2,400         Microsoft Corp. ......................................       61,464
               3,000         QUALCOMM Inc. ........................................      107,250
               3,400         Siebel Systems, Inc.+ ................................       32,436
               3,000         Sun Microsystems, Inc.+ ..............................       13,800
               4,000         Texas Instruments Inc. ...............................       70,400
                                                                                    ------------
                                                                                         785,321
                                                                                    ------------

                             Total Common Stocks
                               (Cost $1,678,873) ..................................    1,554,763
                                                                                    ------------


 Number of Contract                                               Expiration  Strike
Shares Subject to Call                                               Date     Price
----------------------                                            ----------  ------
CALL OPTIONS WRITTEN - (4.1)%
                             CONSUMER GOODS - (1.0)%
               4,000         AOL Time Warner Inc. ...............  7/19/2003  $ 12.5     (13,600)
               1,600         Amgen Inc. .........................  7/19/2003    65.0      (3,200)
               1,600         Guidant Corp. ......................  7/19/2003    40.0      (7,680)
               1,000         Johnson & Johnson ..................  7/19/2003    60.0         (50)
               1,000         Merck & Co. Inc. ...................  7/19/2003    60.0      (1,650)
                                                                                      ----------
                                                                                         (26,180)
                                                                                      ----------

                             FINANCIAL SERVICES - (2.1)%
               1,000         American Express Co. ...............  7/19/2003    40.0      (2,350)
               1,000         American International Group, Inc. .  8/16/2003    60.0        (700)
               1,000         Bank of America Corp. ..............  8/16/2003    75.0      (5,300)
               2,000         Merrill Lynch & Co., Inc. ..........  7/19/2003    42.5      (8,800)
               2,000         Morgan Stanley .....................  7/19/2003    25.0     (35,400)
               2,000         NASDAQ-100 Shares ..................  7/19/2003    29.0      (2,600)
                                                                                      ----------
                                                                                         (55,150)
                                                                                      ----------

                       See Notes to Financial Statemnets.

                                 KELMOORE STRATEGY(R)VARIABLE EAGLE FUND
                                       JUNE 30, 2003 (UNAUDITED)

  Number of Contract                                              Expiration  Strike    Value
Shares Subject to Call/Put                                           Date     Price    (Note 1)
-----------------------------                                     ----------  ------  -----------
CALL OPTIONS WRITTEN - (continued)
                             TECHNOLOGY - (1.0)%
               2,400         Agilent Technologies, Inc. .........  8/16/2003  $ 17.5  $   (6,060)
               2,000         Applied Materials, Inc. ............  7/19/2003    15.0      (2,600)
               2,000         EMC Corp. ..........................  7/19/2003     7.5      (6,200)
               4,000         Intel Corp. ........................  7/19/2003    20.0      (5,000)
               2,500         Linear Technology Corp. ............  7/19/2003    35.0        (875)
               2,400         Microsoft Corp. ....................  7/19/2003    25.0      (2,880)
               3,000         QUALCOMM Inc. ......................  7/19/2003    37.5      (1,500)
               4,000         Texas Instruments Inc. .............  7/19/2003    20.0        (200)
                                                                                      ----------
                                                                                         (25,315)
                                                                                      ----------

                             Total Call Options Written
                               (Premiums received $84,911) .........................    (106,645)
                                                                                      ----------

PUT OPTIONS WRITTEN - (2.9)%
                             CONSUMER GOODS - (0.6)%
               1,000         Genentech, Inc. ....................  7/19/2003    75.0      (4,700)
               2,000         KLA-Tencor Corp. ...................  7/19/2003    47.5      (4,300)
               1,000         MedImmune, Inc. ....................  7/19/2003    37.5      (2,025)
               2,000         NVIDIA Corp. .......................  7/19/2003    25.0      (5,000)
                                                                                      ----------
                                                                                         (16,025)
                                                                                      ----------

                             FINANCIAL SERVICES - (0.6)%
               1,000         The Goldman Sachs Group, Inc. ......  7/19/2003    90.0      (6,450)
               1,000         Lehman Brothers Holdings Inc. ......  7/19/2003    75.0      (8,650)
                                                                                      ----------
                                                                                         (15,100)
                                                                                      ----------

                             TECHNOLOGY - (1.7)%
               2,000         Apple Computer, Inc. ...............  7/19/2003    20.0      (2,800)
               2,000         Broadcom Corp. .....................  7/19/2003    27.5      (6,000)
               2,000         Cisco Systems, Inc. ................  8/16/2003    17.5      (2,100)
               1,000         eBay Inc. ..........................  7/19/2003   100.0      (1,200)
               4,000         Micron Technology, Inc. ............  7/19/2003    12.5      (3,800)
               1,000         Microsoft Corp. ....................  8/16/2003    27.5      (2,100)
               3,000         Nextel Communications, Inc. ........  8/16/2003    17.5      (3,600)
               2,000         Novellus Systems, Inc. .............  8/16/2003    37.5      (6,400)
               3,000         Oracle Corp. .......................  8/16/2003    15.0      (8,625)
               1,000         SanDisk Corp. ......................  7/19/2003    40.0      (1,950)
               1,000         Texas Instruments Inc. .............  8/16/2003    20.0      (2,650)
               2,000         VERITAS Software Corp. .............  8/16/2003    30.0      (5,050)
                                                                                      ----------
                                                                                         (46,275)
                                                                                      ----------

                             Total Put Options Written
                               (Premiums received $84,194) .........................     (77,400)
                                                                                      ----------

                             Total Written Options
                               (Premiums received $169,105) ........................    (184,045)
                                                                                      ----------

CASH AND OTHER ASSETS, LESS LIABILITIES - 47.9% ....................................   1,261,439
                                                                                      ----------
NET ASSETS - 100.0% ................................................................  $2,632,157
                                                                                      ==========

---------------------
+    Non-income producing security.
++ All of the common stocks are pledged as collateral for written call options.

                       See Notes to Financial Statemnets.

STATEMENT OF ASSETS AND LIABILITIES

                       KELMOORE STRATEGY(R) VARIABLE TRUST
                            JUNE 30, 2003 (UNAUDITED)

                                                                                         KELMOORE STRATEGY(R)  KELMOORE STRATEGY(R)
                                                                                            VARIABLE FUND      VARIABLE EAGLE FUND
                                                                                         --------------------  --------------------
ASSETS:
  Investments at market value (Cost $4,862,220 and $1,678,873, respectively) (Note 1) ... $        4,992,504    $        1,554,763
  Cash and cash equivalents (Note 1) ....................................................             75,333               208,804
  Segregated cash for open put option contracts (Note 1) ................................          3,861,637             1,073,625
  Receivables:
    Dividends and interest ..............................................................              5,884                   812
    Due from advisor ....................................................................              3,865                 7,641
  Prepaid assets ........................................................................                985                   244
                                                                                         --------------------  --------------------
      TOTAL ASSETS ......................................................................          8,940,208             2,845,889
                                                                                         --------------------  --------------------

LIABILITIES:
   Payables:
       Capital stock redeemed ...........................................................                577                   254
       Distribution fees ................................................................              1,753                   517
       Other accrued expenses ...........................................................             48,510                28,916
   Option contracts written (Proceeds $289,818 and $169,105 respectively) (Note 1) ......            366,912               184,045
                                                                                         --------------------  --------------------
      TOTAL LIABILITIES .................................................................            417,752               213,732
                                                                                         --------------------  --------------------

NET ASSETS .............................................................................. $        8,522,456    $        2,632,157
                                                                                         ====================  ====================
NET ASSETS CONSIST OF:
   Capital stock, unlimited shares authorized, 1,098,460 and 528,734 shares
   outstanding, respectively ............................................................ $       10,267,079    $        3,069,502
   Undistributed net investment loss ....................................................            (44,580)              (17,515)
   Accumulated net realized loss on securities and options ..............................         (1,753,233)             (280,780)
   Net unrealized appreciation/(depreciation) on securities and options .................             53,190              (139,050)
                                                                                         --------------------  --------------------
      NET ASSETS ........................................................................ $        8,522,456    $        2,632,157
                                                                                         ====================  ====================

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE ................................ $             7.76    $             4.98
                                                                                         ====================  ====================

                       See Notes to Financial Statements.

STATEMENT OF OPERATIONS

                       KELMOORE STRATEGY(R) VARIABLE TRUST
               FOR THE SIX MONTHS ENDED JUNE 30, 2003 (UNAUDITED)

                                                                                         KELMOORE STRATEGY(R)  KELMOORE STRATEGY(R)
                                                                                            VARIABLE FUND      VARIABLE EAGLE FUND
                                                                                         --------------------  --------------------
INVESTMENT INCOME:
    Dividends ........................................................................... $           39,615    $            6,349
    Interest (Note 1) ...................................................................              7,876                   364
                                                                                         --------------------  --------------------
      Total Income ......................................................................             47,491                 6,713
                                                                                         --------------------  --------------------

EXPENSES:
  Investment advisory fees (Note 3) .....................................................             40,921                10,768
  Distribution fees (Note 3) ............................................................             10,230                 2,692
  Accounting fees .......................................................................             17,715                17,172
  Administration fees ...................................................................             27,500                 6,000
  Custodian fees ........................................................................             15,691                11,877
  Insurance fees ........................................................................              1,383                   274
  Legal fees ............................................................................             14,160                 3,705
  Printing fees .........................................................................              1,175                   311
  Professional fees .....................................................................             17,001                16,452
  Transfer agent fees ...................................................................             12,199                12,050
  Trustees' fees ........................................................................              5,001                 1,331
                                                                                         --------------------  --------------------
    Total Expenses ......................................................................            162,976                82,632
    Fee waivers and expense reimbursements (Note 3) .....................................            (70,905)              (58,404)
                                                                                         --------------------  --------------------
    Net Expenses ........................................................................             92,071                24,228
                                                                                         --------------------  --------------------
Net investment loss .....................................................................            (44,580)              (17,515)
                                                                                         --------------------  --------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized gain/(loss) from:
    Security transactions ...............................................................           (949,421)               33,665
    Options .............................................................................            555,898               (32,129)
  Net change in unrealized appreciation/(depreciation) on:
    Security transactions ...............................................................          1,093,822               428,473
    Options .............................................................................            (66,834)              (69,195)
                                                                                         --------------------  --------------------
      Net realized and unrealized gain on investments ...................................            633,465               360,814
                                                                                         --------------------  --------------------
Net increase in net assets resulting from operations .................................... $          588,885    $          343,299
                                                                                         ====================  ====================

                       See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

                       KELMOORE STRATEGY(R) VARIABLE TRUST
                            JUNE 30, 2003 (UNAUDITED)

                                                                                             KELMOORE STRATEGY(R) VARIABLE FUND
                                                                                         ------------------------------------------
                                                                                          FOR THE SIX MONTHS
                                                                                          ENDED JUNE 30, 2003   FOR THE YEAR ENDED
                                                                                             (UNAUDITED)        DECEMBER 31, 2002
                                                                                         --------------------  -------------------
OPERATIONS:
  Net investment loss ................................................................... $          (44,580)   $          (90,139)
  Net realized loss on securities and options ...........................................           (393,523)           (1,029,658)
  Net change in unrealized appreciation/(depreciation) on securities and options ........          1,026,988              (666,142)
                                                                                         --------------------  --------------------
  Net increase/(decrease) in net assets resulting from operations .......................            588,885            (1,785,939)
                                                                                         --------------------  --------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Realized capital gain .................................................................                  -              (377,675)
                                                                                         --------------------  --------------------
  Total distributions to shareholders ...................................................                  -              (377,675)
                                                                                         --------------------  --------------------

CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares sold .............................................................          3,077,078             5,512,231
  Reinvestment of distributions .........................................................                  -               377,675
  Cost of shares redeemed ...............................................................         (5,159,536)           (4,356,354)
                                                                                         --------------------  --------------------
  Increase/(decrease) in net assets derived from capital share transactions (a) .........         (2,082,458)            1,533,552
                                                                                         --------------------  --------------------

    TOTAL DECREASE IN NET ASSETS ........................................................         (1,493,573)             (630,062)
                                                                                         --------------------  --------------------

NET ASSETS:
   Beginning of period ..................................................................         10,016,029            10,646,091
                                                                                         --------------------  --------------------
   End of period ........................................................................ $        8,522,456    $       10,016,029
                                                                                         ====================  ====================

  (a) Transactions in capital stock were:
      Shares sold .......................................................................            421,739               684,042
      Shares issued through reinvestment of distributions ...............................                  -                51,876
      Shares redeemed ...................................................................           (714,619)             (558,808)
                                                                                         --------------------  --------------------
  Increase/(decrease) in shares outstanding .............................................           (292,880)              177,110
                                                                                         ====================  ====================

                       See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

                       KELMOORE STRATEGY(R) VARIABLE TRUST
                            June 30, 2003 (Unaudited)

                                                                                          KELMOORE STRATEGY(R) VARIABLE EAGLE FUND
                                                                                         ------------------------------------------
                                                                                          FOR THE SIX MONTHS
                                                                                          ENDED JUNE 30, 2003   FOR THE YEAR ENDED
                                                                                             (UNAUDITED)        DECEMBER 31, 2002
                                                                                         --------------------  --------------------
OPERATIONS:
  Net investment loss ................................................................... $          (17,515)   $          (27,237)
  Net realized gain/(loss) on securities and options ....................................              1,536               (78,326)
  Net change in unrealized appreciation/(depreciation) on securities and options ........            359,278              (432,128)
                                                                                         --------------------  --------------------
  Net increase/(decrease) in net assets resulting from operations .......................            343,299              (537,691)
                                                                                         --------------------  --------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Realized capital gain .................................................................                  -               (65,037)
                                                                                         --------------------  -------------------
  Total distributions to shareholders ...................................................                  -               (65,037)
                                                                                         --------------------  --------------------

CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares sold .............................................................            393,474             2,218,412
  Reinvestment of distributions .........................................................                  -                65,037
  Cost of shares redeemed ...............................................................            (67,883)             (792,554)
                                                                                         --------------------  --------------------
  Increase in net assets derived from capital share transactions (a) ....................            325,591             1,490,895
                                                                                         --------------------  --------------------
    TOTAL INCREASE IN NET ASSETS ........................................................            668,890               888,167
                                                                                         --------------------  --------------------

NET ASSETS:
  Beginning of period ...................................................................          1,963,267             1,075,100
                                                                                         --------------------  --------------------
  End of period ......................................................................... $        2,632,157    $        1,963,267
                                                                                         ====================  ====================

  (a) Transactions in capital stock were:
      Shares sold .......................................................................             80,693               433,589
      Shares issued through reinvestment of distributions ...............................                  -                15,048
      Shares redeemed ...................................................................            (15,372)            (160,830)
                                                                                         --------------------  --------------------
  Increase in shares outstanding ........................................................             65,321               287,807
                                                                                         ====================  ====================

                       See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

                       KELMOORE STRATEGY(R) VARIABLE TRUST
                            JUNE 30, 2003 (UNAUDITED)

The table below sets forth financial data for one share of beneficial interest outstanding throughout the periods presented.

                                                                       KELMOORE STRATEGY(R) VARIABLE FUND
                                                                    ---------------------------------------
                                                                    FOR THE SIX MONTHS
                                                                    ENDED JUNE 30, 2003  FOR THE YEAR ENDED
                                                                       (UNAUDITED)       DECEMBER 31, 2002
                                                                    -------------------  ------------------
NET ASSET VALUE, BEGINNING OF PERIOD .............................. $            7.20    $           8.77
                                                                    -------------------  ------------------

  Income from investment operations:
    Net investment income/(loss) ..................................             (0.04)              (0.06)
    Net realized and unrealized gain/(loss) on investments ........              0.60               (1.23)
                                                                    -------------------  ------------------
      Total from investment operations ............................              0.56               (1.29)
                                                                    -------------------  ------------------

  Less distributions from:
    Net investment income .........................................                 -                   -
    Realized capital gain .........................................                 -               (0.28)
                                                                    -------------------  ------------------

NET ASSET VALUE, END OF PERIOD .................................... $            7.76    $           7.20
                                                                    ===================  ==================

TOTAL RETURN ......................................................             7.78% 2          (14.73)%

RATIOS/SUPPLEMENTAL DATA
    Net assets, end of period (in 000s) ........................... $           8,522    $         10,016
    Ratio of expenses to average net assets:
      Before fee waivers and expense reimbursements ...............             3.99% 1             3.43%
      After fee waivers and expense reimbursements ................             2.25% 1             2.25%
    Ratio of net investment income/(loss) to average net assets:
      Before fee waivers and expense reimbursements ...............            (2.82) 1           (2.03)%
      After fee waivers and expense reimbursements ................            (1.08) 1           (0.85)%
    Portfolio turnover rate .......................................           201.33% 2           204.13%

                                                                    ----------------------------------------

                                                                    FOR THE YEAR ENDED  FOR THE PERIOD ENDED
                                                                    DECEMBER 31, 2001    DECEMBER 31, 2000*
                                                                    ------------------  --------------------

NET ASSET VALUE, BEGINNING OF PERIOD .............................. $          10.03    $            10.00
                                                                    -------------------  ------------------
  Income from investment operations:
    Net investment income/(loss) ..................................            (0.05) #               0.03  #
    Net realized and unrealized gain/( loss) on investments .......            (1.21)                    -
                                                                    -------------------  ------------------
      Total from investment operations ............................            (1.26)                 0.03
                                                                    -------------------  ------------------

  Less distributions from:
    Net investment income .........................................                - 3                   -
    Realized capital gain .........................................                -                     -
                                                                    -------------------  ------------------

NET ASSET VALUE, END OF PERIOD .................................... $           8.77    $            10.03
                                                                    ===================  ==================

TOTAL RETURN ......................................................         (12.56)%                 0.30% 2

RATIOS/SUPPLEMENTAL DATA
    Net assets, end of period (in 000s) ........................... $         10,646    $              304
    Ratio of expenses to average net assets:
      Before fee waivers and expense reimbursements ...............            7.91%              1450.01% 1
      After fee waivers and expense reimbursements ................            2.25%                 2.25% 1
    Ratio of net investment income/(loss) to average net assets:
      Before fee waivers and expense reimbursements ...............          (6.28)%            (1445.34)% 1
      After fee waivers and expense reimbursements ................          (0.58)%                 2.50% 1
    Portfolio turnover rate .......................................          224.54%                 0.00% 2

  * Commenced operations on November 27, 2000.
  1 Annualized.
  2 Not annualized.
  3 Amount represents less than $0.01 per share.
  # Per share numbers have been calculated using the average share method, which more appropriately represents the per share data for the period.

                       See Notes to Financial Statements.
                                                                              10

FINANCIAL HIGHLIGHTS

                       KELMOORE STRATEGY(R) VARIABLE TRUST
                            JUNE 30, 2003 (UNAUDITED)

The table below sets forth financial data for one share of beneficial interest outstanding throughout the periods presented.

                                                                   KELMOORE STRATEGY(R) VARIABLE EAGLE FUND
                                                                    ---------------------------------------
                                                                    FOR THE SIX MONTHS
                                                                    ENDED JUNE 30, 2003  FOR THE YEAR ENDED
                                                                       (UNAUDITED)       DECEMBER 31, 2002
                                                                    -------------------  ------------------

NET ASSET VALUE, BEGINNING OF PERIOD .............................. $            4.24    $           6.12
                                                                    -------------------  ------------------

  Income from investment operations:
    Net investment income/(loss) ..................................             (0.03)              (0.06)
    Net realized and unrealized gain/( loss) on investments .......              0.77               (1.67)
                                                                    -------------------  ------------------
      Total from investment operations ............................              0.74               (1.73)
                                                                    -------------------  ------------------

  Less distributions from:
    Net investment income .........................................                 -                   -
    Realized capital gain .........................................                 -               (0.15)
                                                                    -------------------  ------------------

NET ASSET VALUE, END OF PERIOD .................................... $            4.98    $           4.24
                                                                    ===================  ==================

TOTAL RETURN ......................................................            17.45% 2          (28.38)%

RATIOS/SUPPLEMENTAL DATA
    Net assets, end of period (in 000s) ........................... $           2,632    $          1,963
    Ratio of expenses to average net assets:
      Before fee waivers and expense reimbursements ...............             7.65% 1             8.76%
      After fee waivers and expense reimbursements ................             2.25% 1             2.25%
    Ratio of net investment income/(loss) to average net assets:
      Before fee waivers and expense reimbursements ...............           (7.02)% 1           (8.15)%
      After fee waivers and expense reimbursements ................           (1.62)% 1           (1.64)%
    Portfolio turnover rate .......................................            11.22% 2           131.85%

                                                                    ----------------------------------------

                                                                    FOR THE YEAR ENDED  FOR THE PERIOD ENDED
                                                                    DECEMBER 31, 2001    DECEMBER 31, 2000*
                                                                    ------------------  --------------------

NET ASSET VALUE, BEGINNING OF PERIOD .............................. $          10.03    $            10.00
                                                                    -------------------  ------------------

  Income from investment operations:
    Net investment income/(loss) ..................................            (0.11) #               0.03  #
    Net realized and unrealized gain/( loss) on investments .......            (3.80)                    -
                                                                    -------------------  ------------------
      Total from investment operations ............................            (3.91)                 0.03
                                                                    -------------------  ------------------

  Less distributions from:
    Net investment income .........................................                - 3                   -
    Realized capital gain .........................................                -                     -
                                                                    -------------------  ------------------

NET ASSET VALUE, END OF PERIOD .................................... $           6.12    $            10.03
                                                                    ===================  ==================

TOTAL RETURN ......................................................         (38.97)%                 0.30% 2

RATIOS/SUPPLEMENTAL DATA
    Net assets, end of period (in 000s) ........................... $          1,075    $              148
    Ratio of expenses to average net assets:
      Before fee waivers and expense reimbursements ...............           25.69%              1548.43% 1
      After fee waivers and expense reimbursements ................            2.25%                 2.25% 1
    Ratio of net investment income/(loss) to average net assets:
      Before fee waivers and expense reimbursements ...............         (25.07)%            (1543.74)% 1
      After fee waivers and expense reimbursements ................          (1.63)%                 2.52% 1
    Portfolio turnover rate .......................................          212.49%                 0.00% 2

  * Commenced operations on November 27, 2000.
  1 Annualized.
  2 Not annualized.
  3 Amount represents less than $0.01 per share.
  # Per share numbers have been calculated using the average share method, which more appropriately represents the per share data for the period.

                       See Notes to Financial Statements.
                                                                              11

NOTES TO FINANCIAL STATEMENTS

                       KELMOORE STRATEGY(R) VARIABLE TRUST
                                  JUNE 30, 2003

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Kelmoore Strategy(R) Variable Trust (the "Trust"), an open-end management investment company, was organized as a Delaware statutory trust on October 4, 1999. The Trust operates as a series company and was established for the purpose of providing a vehicle for the investment of assets of separate accounts of insurance companies for variable contracts. The Trust has a fiscal year ending December 31 of each year and currently consists of two investment funds (each a "Fund" and collectively the "Funds"), Kelmoore Strategy(R) Variable Fund ("Strategy Fund") and Kelmoore Strategy(R) Variable Eagle Fund ("Eagle Fund"). Each Fund's primary goal is to maximize realized gains from writing covered options on common stocks. The Strategy Fund's main strategy is to purchase the common stocks of a limited number of large cap companies with market capitalization in excess of $10 billion with strong financial fundamentals and to continually sell or "write" related covered call options against substantially all the shares of stock it owns. The Eagle Fund's main strategy is to purchase the common stocks of a limited number of mid and large cap companies with market capitalization in excess of $1 billion with strong financial fundamentals and to continually sell or "write" related covered call options against substantially all the shares of stock it owns. As a secondary strategy, the Funds may "write" secured put options either to earn additional option premiums (anticipating that the price of the underlying security will remain stable or rise during the option period and the option will therefore not be exercised) or to acquire the underlying security at a net cost below the current value. The Funds also seek to protect or "hedge" the portfolios against a decline in the value of the stocks the Funds own by acquiring put options. The Funds' authorized capital consists of an unlimited number of shares of beneficial interest of $0.001 par value. The Funds offer one class of shares. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

A. SECURITY VALUATION. The Funds' securities are valued based on market value or, where market quotations are not readily available, based on fair value as determined in good faith by the Advisor under procedures approved by the Board of Trustees. Equity securities traded on any U.S. or foreign exchange are valued at the last sale price on the exchange or system in which they are principally traded on the valuation date. Securities for which the primary market is the National Association of Securities Dealers' Automated Quotation System ("NASDAQ") are valued at the NASDAQ Official Closing Price. If there is no sale on the valuation date, securities traded principally on a U.S. exchange are valued at the mean between the closing bid and asked prices or on a foreign exchange at the most recent closing price. Equity securities which are traded in the over-the-counter market only but that are not included in the NASDAQ are valued at the last sale price on the valuation day or, if no sale occurs, at the mean between the last bid and asked prices. Debt securities and money market instruments with a remaining maturity of less than sixty days are valued at amortized cost.

B. OPTION VALUATION. Exchange traded options are valued at the last sale price on the exchange where the options are principally traded or, if no sale occurs, at the mean between the last bid and asked prices.

When a Fund writes an option, there is no taxable event. An amount equal to the premium received is recorded by the Fund as an asset and an equivalent liability. The liability is thereafter valued to reflect the current value of the option. If the option is not exercised and expires, or if the Fund effects a closing purchase transaction, the Fund will realize a gain (or a loss in the case of a closing purchase transaction where the cost exceeds the original premium received) and the liability related to the option will be extinguished. Any such

NOTES TO FINANCIAL STATEMENTS

                       KELMOORE STRATEGY(R) VARIABLE TRUST
                                  JUNE 30, 2003

gain or loss is a short-term capital gain or loss for federal income tax purposes, except that any loss realized when the Fund closes certain covered call options whose underlying security is trading above the exercise price of the option will be long-term capital loss if the hypothetical sale of the underlying security on the date of such transaction would have given rise to a long-term capital gain. If a call option that the Fund has written on any equity security is exercised, the Fund realizes a capital gain or loss (long-term or short-term, depending on the holding period of the underlying security) from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a put option that the Fund has written on an equity security is exercised, the amount of the premium originally received will reduce the cost of the security which the Fund purchases upon exercise of the option. When a Fund writes a put option, the Fund must deposit cash or U.S. Government securities into a segregated account equal to the put option's exercise value (# of shares x strike price).

The risk in writing a call option is that the Fund may forego the opportunity of profit if the market value of the underlying security increases and the option is exercised, although any potential loss would be reduced by the amount of option premium received.

The risk in writing a put option is that the Fund may be called on to pay the exercise price of the option for a security that has decreased (potentially to zero) in market price, although any potential loss would be reduced by the amount of option premium received.

Generally, option transactions also involve risks concerning the liquidity of the options market. An illiquid market for an option may limit the Fund's ability to write options or enter closing transactions. As the options written by the Fund are traded on a national exchange, counterparty and credit risk are limited to the failure of the exchange on which the options are traded.

C. INVESTMENT INCOME AND SECURITIES TRANSACTIONS. Securities transactions are accounted for on the date the securities are purchased or sold (trade date). Cost is determined and gains and losses are based on the identified cost basis for both financial statement and federal income tax purposes. Dividend income is reported on the ex-dividend date. Interest income and expenses are accrued daily.

D. DISTRIBUTIONS TO SHAREHOLDERS. The Funds distribute substantially all of their net investment income and short-term and long-term capital gains annually. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

E. FEDERAL INCOME TAXES. The Funds' policy is to continue to comply with all requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their taxable income and capital gains to shareholders. The Funds do not expect to be subject to income tax, therefore, no federal income tax provisions will be required.

F. CASH AND CASH EQUIVALENTS. Uninvested cash is swept daily into an interest bearing account at PFPC Trust Company. The interest is paid to the Funds on a monthly basis.

G. USE OF ESTIMATES. In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported

NOTES TO FINANCIAL STATEMENTS

                       KELMOORE STRATEGY(R) VARIABLE TRUST
                                  JUNE 30, 2003

amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

NOTE 2 - PURCHASES AND SALES OF SECURITIES

Purchases and sales of securities, other than short-term investments, during the six months ended June 30, 2003 were as follows:

                              PURCHASES               SALES
                              ---------            ----------
     Strategy Fund            $9,979,139           $9,863,231
     Eagle Fund                  231,566              985,535


Transactions in option contracts written for the six months ended June 30, 2003 were as follows:

                                           STRATEGY FUND                 EAGLE FUND
                                           -------------                 ----------
                                       CONTRACTS    PREMIUM        CONTRACTS    PREMIUM
                                       ---------   ----------      ---------   ----------
Outstanding at December 31, 2002          3,353    $ 320,272            801    $  99,922
Options written during period            10,022      987,690          3,313      564,207
Options exercised during period          (3,563)    (373,491)          (384)     (79,334)
Options expired during period            (2,829)    (246,073)        (1,110)    (133,159)
Options closed during period             (4,263)    (398,580)        (1,895)    (282,531)
                                       ---------   ----------      ---------   ----------
Outstanding at June 30, 2003              2,720    $ 289,818             725   $ 169,105
                                       =========   ==========      =========   ==========

NOTE 3 - INVESTMENT MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Kelmoore Investment Company, Inc. (the "Advisor"), a registered investment advisor, provides the Funds with investment management services. The Advisor receives a fee, computed daily and paid monthly, based on an annual rate of 1.00% of the average daily net assets from each of the Funds. The Advisor has contractually agreed to waive all or a portion of its fees and to reimburse certain expenses of the Funds as stated below. The total operating expenses for the period for each of the Funds will not exceed 2.25%. The fee waiver and reimbursement arrangement will continue at least through April 30, 2004. Any waiver or reimbursement by the Advisor is subject to recoupment from the Funds within the following three years, to the extent such recoupment would not cause total expenses to exceed any current expense limitation.
During the six months ended June 30, 2003, the Advisor did not recoup any waived or reimbursed expenses.

At June 30, 2003, the balance of recoupable expenses for each Fund is as follows:

                                  2003              2004              2005             2006             Total
---------------------------------------------------------------------------------------------------------------
Strategy Fund                 $ 120,845         $ 199,901         $ 124,293         $ 70,905         $ 515,944
Eagle Fund                      119,830           140,777           107,929           58,404           426,940
---------------------------------------------------------------------------------------------------------------

The Funds have adopted plans pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (each a "Plan"), that allow the Funds to pay distribution and service fees for the sale and distribution

NOTES TO FINANCIAL STATEMENTS

                       KELMOORE STRATEGY(R) VARIABLE TRUST
                                  JUNE 30, 2003

of its shares and for services provided to shareholders. Because these fees are paid out of each Fund's assets on an ongoing basis, over time, these fees will increase the cost of an investment in a Fund and may cost more than paying other types of sales charges. Each Plan permits the Funds to pay the Advisor, as the Funds' distributor (the "Distributor") for remittance to an insurance company for costs incurred or paid in connection with the indirect distribution of a Fund's shares, an annual fee not to exceed 0.25% of the average daily net assets of each Fund. For the period ended June 30, 2003, the Strategy Fund paid the Distributor $10,230 and the Eagle Fund paid the Distributor $2,692 for distribution and servicing expenses incurred. The Distributor remitted all of such payments to insurance companies as required by the Plan.

A. SERVICES AGREEMENT. The Funds have entered into a Services Agreement with PFPC Inc. Under the Services Agreement, PFPC Inc. provides certain transfer agency, administrative, accounting and custody services.

B. BROKERAGE COMMISSIONS. The Funds place substantially all their securities transactions, including transactions involving options, through the Advisor, a registered broker-dealer ("Kelmoore"), in accordance with procedures adopted by the Trustees. The Funds will not deal with Kelmoore (or any affiliate) in any transaction in which Kelmoore (or any affiliate) acts as principal, except in accordance with rules promulgated by the Securities and Exchange Commission. For the six months ended June 30, 2003, the Funds have paid $110,265 and $31,483 for the Strategy and Eagle Funds, respectively, in brokerage commissions to Kelmoore. Pershing(R) acts as the clearing broker for the Funds' transactions and is compensated by Kelmoore for these services. Pershing(R) is not affiliated with Kelmoore.

C. OFFICER AND TRUSTEE COMPENSATION. Certain officers and Trustees of the Funds are affiliated persons of the Advisor and the Distributor. No officer, Trustee or employee of the Advisor, PFPC Inc., or any affiliate thereof, receives any compensation from the Trust for serving as an officer or Trustee of the Trust. The Trust pays each Trustee who is not an affiliated person of the Advisor, PFPC Inc., or any affiliate thereof, an annual retainer of $5,000, payable in quarterly installments, which the Board of Trustees approved at the May 2003 board meeting and the Trust reimburses expenses incurred by the Trustees for attendance at Trustee meetings.

NOTE 4 - TAX DISCLOSURE

At December 31, 2002, the Funds had no capital loss carryforwards for Federal income tax purposes. The tax character of dividends and distributions paid during the years ended December 31, 2001 and 2002 was as follows:

                                     STRATEGY FUND                              EAGLE FUND
                                     -------------                              ----------
                              2001                 2002                 2001                 2002
                       -------------------- -------------------- -------------------- --------------------
                        Dollars  Per Share   Dollars  Per Share   Dollars  Per Share   Dollars  Per Share
                       -------------------- -------------------- -------------------- --------------------
Ordinary income          $242     $0.0002    $377,675   $0.2816    $191      $0.0011   $65,037   $0.1456
Long-term capital gain      -           -           -         -       -            -         -         -
Return of capital           -           -           -         -       -            -         -         -
                       -------------------- -------------------- -------------------- --------------------
               Total     $242     $0.0002    $377,675   $0.2816    $191      $0.0011   $65,037   $0.1456
                       ==================== ==================== ==================== ====================

As of December 31, 2002, the components of Distributable Earnings/(Accumulated Losses) on a tax basis were as follows:

NOTES TO FINANCIAL STATEMENTS

                       KELMOORE STRATEGY(R) VARIABLE TRUST
                                  JUNE 30, 2003

                                                       STRATEGY FUND         EAGLE FUND
                                                    -------------------------------------
Undistributed ordinary income                         $      312,783        $     4,914
Post-October losses                                       (1,523,430)           (18,292)
Unrealized depreciation including straddle
deferrals                                                 (1,122,861)          (767,266)
                                                    -------------------------------------
         Total distributable earnings/(losses)        $   (2,333,508)       $  (780,644)
                                                    =====================================

Post-October losses represent losses realized on investment transactions from November 1, 2002 through December 31, 2002 that, in accordance with Federal income tax regulations the Funds have elected to defer and treat as having arisen in the following fiscal year.

FOR MORE INFORMATION



THE KELMOORE STRATEGY(R) VARIABLE TRUST
2471 E. Bayshore Road
Suite 501
Palo Alto, CA  94303

INVESTMENT ADVISOR AND DISTRIBUTOR
Kelmoore Investment Company, Inc.
2471 E. Bayshore Road
Suite 501
Palo Alto, CA  94303

ADMINISTRATOR, TRANSFER AGENT AND
FUND ACCOUNTING AGENT
PFPC Inc.
760 Moore Road
King of Prussia, PA  19406
(877) KELMOORE (535-6667)

CUSTODIAN
PFPC Trust Company
The Eastwick Center
8800 Tinicum Boulevard
Philadelphia, PA  19153

COUNSEL
Sutherland Asbill & Brennan LLP
1275 Pennsylvania Avenue, NW
Washington, D.C.  20004-2415

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
333 Market Street
San Francisco, CA  94105




This report is submitted for general information of the shareholders of the Funds. It is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective Prospectus which includes details regarding the Funds' objectives, policies, expenses and other information.

ITEM 2. CODE OF ETHICS.

Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES.

  (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

  (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 10. EXHIBITS.

  (a)(1) Not applicable.

  (a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

  (b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) THE KELMOORE STRATEGY(R) VARIABLE TRUST
             --------------------------------------------------------------

By (Signature and Title)*  /S/ SHAWN K. YOUNG
                         --------------------------------------------------
                           Shawn K. Young, President & Treasurer
                           (principal executive officer)

Date                           AUGUST 25, 2003
    -----------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /S/ SHAWN K. YOUNG
                         --------------------------------------------------
                           Shawn K. Young, President & Treasurer
                           (principal executive and principal financial officer)

Date                           AUGUST 25, 2003
    -----------------------------------------------------------------------

* Print the name and title of each signing officer under his or her signature.